Financial Assets and Liabilities Measured At Fair Value on Recurring Basis (Detail) (Interest Rate Swap, USD $) In Millions, unless otherwise specified	Jan. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Contracts	$ (1)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Contracts	$ (1)